Label	Element	Value
Direxion Daily 20+ Year Treasury Bull 3X Shares | 4.625% 2054-05-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Direxion Daily 20+ Year Treasury Bull 3X Shares | 4.625% 2055-02-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Direxion Daily 20+ Year Treasury Bull 3X Shares | 4.500% 2054-11-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.60%
Direxion Daily 20+ Year Treasury Bull 3X Shares | 4.750% 2053-11-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.60%
Direxion Daily 20+ Year Treasury Bull 3X Shares | 4.250% 2054-08-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.40%
Direxion Daily 20+ Year Treasury Bull 3X Shares | 4.250% 2054-02-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.40%
Direxion Daily 20+ Year Treasury Bull 3X Shares | 4.250% 2053-08-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.90%
Direxion Daily 20+ Year Treasury Bull 3X Shares | 4.000% 2052-11-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.50%
Direxion Daily 20+ Year Treasury Bull 3X Shares | 2.250% 2051-05-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.30%
Direxion Daily 20+ Year Treasury Bull 3X Shares | 3.625% 2053-05-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.20%
Direxion Daily 20+ Year Treasury Bull 3X Shares | Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	230.90%
Direxion Daily 20+ Year Treasury Bull 3X Shares | Investment Companies [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	69.10%